Post-employment benefits for associates (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
Summary of funded and unfunded Defined Benefit Obligations and Reconciliation of net liability
The reconciliation of the net liability from January 1 to December 31 is as follows:

	Pension plans		Other post-employment benefit plans
($ millions)	2019	2018	2019	2018
Net liability at January 1	(242)	(232)	(345)	(317)
Current service cost	(22)	(28)	(8)	(11)
Net interest expense	(5)	(6)	(14)	(11)
Administrative expenses	(1)	(1)	—	—
Past service costs and settlements	(2)	(1)	—	—
Remeasurements	(36)	1	(28)	5
Currency translation effects	6	6	—	—
Employer contributions	21	19	(28)	(11)
Effect of acquisitions, divestments or transfers	5	(2)	—	—
Change in limitation on recognition of fund surplus	(2)	2	—	—
Net liability at December 31	(278)	(242)	(423)	(345)

Amounts recognized in the balance sheet
Prepaid benefit cost	13	12	—	—
Accrued benefit liability	(291)	(254)	(423)	(345)

The following tables summarize the funded and unfunded DBO for pension and other post-employment benefit plans of Alcon associates at December 31, 2019 and 2018:

	Pension plans		Other post-employment benefit plans
($ millions)	2019	2018	2019	2018
Benefit obligation at January 1	662	671	385	382
Current service cost	22	28	8	11
Interest cost	13	15	15	13
Past service costs and settlements	2	—	—	—
Administrative expenses	1	1	—	—
Remeasurement losses/(gains) arising from changes in financial assumptions	71	(17)	52	(3)
Remeasurement losses/(gains) arising from changes in demographic assumptions	6	1	(1)	6
Experience-related remeasurement (gains)/losses	(5)	2	(20)	(11)
Currency translation effects	1	(15)	—	—
Benefit payments	(15)	(29)	(16)	(13)
Contributions of associates	5	4	—	—
Effect of acquisitions, divestments or transfers	(40)	1	—	—
Benefit obligation at December 31	723	662	423	385
Fair value of plan assets at January 1	424	445	40	65
Interest income	8	9	1	2
Return on plan assets excluding interest income	36	(13)	3	(3)
Currency translation effects	7	(9)	—	—
Employer contributions	21	19	(28)	(11)
Contributions of associates	5	4	—	—
Settlements	—	(1)	—	—
Benefit payments	(15)	(29)	(16)	(13)
Effect of acquisitions, divestments or transfers	(35)	(1)	—	—
Fair value of plan assets at December 31	451	424	—	40
Funded status	(272)	(238)	(423)	(345)
Limitation on recognition of fund surplus at January 1	(4)	(6)
Change in limitation on recognition of fund surplus (including exchange rate differences)	(2)	2
Limitation on recognition of fund surplus at December 31	(6)	(4)
Net liability in the balance sheet at December 31	(278)	(242)	(423)	(345)

Breakdown of DBO for pension plans by geography and type of member
The following tables show a breakdown of the DBO for pension plans by geography and type of member and the breakdown of plan assets into the geographical locations in which they are held:

	2019
($ millions)	Switzerland	United States	Germany	United Kingdom	Rest of the world	Total
Benefit obligation at December 31	244	127	109	98	145	723
Thereof: unfunded plans	47	29	—	—	23	99
Thereof: unfunded portion of funded plans(1)	65	18	92	—	17	192

By type of member
Active	216	40	61	—	123	440
Deferred pensioners	12	46	27	54	12	151
Pensioners	16	41	21	44	10	132
Fair value of plan assets at December 31	132	80	17	109	113	451
Funded status	(112)	(47)	(92)	11	(32)	(272)
(1) Excludes $8 million of Prepaid benefit costs and the limitation on recognition of fund surplus.

	2018
($ millions)	Switzerland	United States	Germany	United Kingdom	Rest of the world	Total
Benefit obligation at December 31	201	111	94	86	170	662
Thereof: unfunded plans	49	21	—	—	18	88
Thereof: unfunded portion of funded plans(1)	46	23	78	—	19	166

By type of member
Active	166	36	56	—	148	406
Deferred pensioners	18	32	22	69	9	150
Pensioners	17	43	16	17	13	106
Fair value of plan assets at December 31	106	67	16	98	137	424
Funded status	(95)	(44)	(78)	12	(33)	(238)
(1) Excludes $4 million of Prepaid benefit cost and the limitation on recognition of fund surplus.

Defined benefit plans assumptions
The healthcare cost trend rate assumptions used for other post-employment benefits are as follows:

	2019	2018	2017
Healthcare cost trend rate assumed for next year	6.5%	7.0%	6.5%
Rate to which the cost trend rate is assumed to decline	4.5%	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	2028	2028	2025

The following table shows the principal weighted average actuarial assumptions used for calculating defined benefit plans and other post-employment benefits of Alcon associates:

	Pension plans		Other post-employment benefit plans
	2019	2018	2019	2018
Discount rate	1.7%	2.2%	3.3%	4.3%
Expected rate of pension increase	1.2%	1.1%
Expected rate of salary increase	3.3%	2.8%
Interest on savings account	1.0%	0.8%
Current average life expectancy for a 65-year-old male (in years)	21	21	21	21
Current average life expectancy for a 65-year-old female (in years)	24	23	23	23

Disclosure of sensitivity analysis for actuarial assumptions
The following table shows the sensitivity of the defined benefit pension and other post-employment benefit obligations to the principal actuarial assumptions as of December 31, 2019:

($ millions)	Change in 2019 year-end
25 basis point increase in discount rate	(43)
25 basis point decrease in discount rate	46
1 year increase in life expectancy	32
25 basis point increase in rate of pension increase	15
25 basis point decrease in rate of pension increase	(27)
25 basis point increase of interest on savings account	2
25 basis point decrease of interest on savings account	(2)
25 basis point increase in rate of salary increase	6
25 basis point decrease in rate of salary increase	(6)

Fair value of plan assets and asset allocation
The following table shows the weighted average plan asset allocation of funded defined benefit pension plans at December 31, 2019, and 2018:

	Pension plans
(as a percentage)	Long-term target minimum	Long-term target maximum	2019	2018
Equity securities	15	40	32	28
Debt securities	20	60	42	43
Real estate	5	20	7	9
Alternative investments	0	20	15	17
Cash and other investments	0	15	4	3
Total			100	100

Schedule of expected future cash flows for benefit plans
The following table summarizes expected future cash flows for pension and other post-employment benefit plans as of December 31, 2019:

($ millions)	Pension plans	Other post-employment benefit plans
Employer contributions
2020 (estimated)	14	—
Expected future benefit payments
2020	41	21
2021	26	22
2022	27	24
2023	27	25
2024	32	26
2025-2029	169	133